UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2007 Date of Reporting Period: 03/31/2007 Item 1. Schedule of Investments.

Schedule of Investments (UNAUDITED)
	Nicholas Money Market Fund, Inc.
	AS OF: 03/31/07

Principal		Maturity	Yield to	Amortized
Amount		Date	Maturity	Cost
------------		----------	--------	-----------
COMMERCIAL PAPER --- 100.45%

$ 250,000	BASF A.G.	04/02/2007	5.36%	$ 250,000
500,000	Merrill Lynch & Co., Inc.	04/02/2007	5.34%	500,000
400,000	UBS Finance (Delaware) LLC	04/02/2007	5.37%	400,000
230,000	Bank of America Corporation	04/03/2007	5.34%	229,967
1,050,000	Citigroup Funding Inc.	04/03/2007	5.37%	1,049,847
1,000,000	Nordea North America Inc.	04/03/2007	5.34%	999,855
1,000,000	AIG Funding, Inc.	04/04/2007	5.33%	999,710
795,000	BASF A.G.	04/04/2007	5.37%	794,769
685,000	BASF A.G.	04/04/2007	5.37%	684,801
360,000	ABN AMRO North America, Inc.	04/05/2007	5.33%	359,845
1,025,000	Citigroup Funding Inc.	04/05/2007	5.35%	1,024,552
665,000	Toyota Motor Credit Corporation	04/05/2007	5.34%	664,710
325,000	UBS Finance (Delaware) LLC	04/05/2007	5.37%	324,858
300,000	American General Finance, Inc.	04/09/2007	5.35%	299,694
600,000	Danske Corporation	04/09/2007	5.34%	599,390
1,015,000	Coca-Cola Enterprises Inc.	04/10/2007	5.36%	1,013,814
1,020,000	JPMorgan Chase & Co.	04/10/2007	5.35%	1,018,814
925,000	JPMorgan Chase & Co.	04/11/2007	5.35%	923,790
1,200,000	Marshall & Ilsley Corporation	04/11/2007	5.37%	1,198,428
545,000	UBS Finance (Delaware) LLC	04/11/2007	5.37%	544,286
1,575,000	American Honda Finance Corporation	04/12/2007	5.33%	1,572,716
700,000	Marshall & Ilsley Corporation	04/12/2007	5.37%	698,983
1,000,000	Danske Corporation	04/13/2007	5.33%	998,399
1,500,000	Procter & Gamble International
	Funding S.C.A.	04/13/2007	5.34%	1,497,607
285,000	UBS Finance (Delaware) LLC	04/13/2007	5.37%	284,543
1,000,000	Credit Suisse First Boston (USA) Inc.	04/16/2007	5.37%	997,958
1,020,000	Abbott Laboratories	04/17/2007	5.33%	1,017,777
1,000,000	John Deere Capital Corporation	04/17/2007	5.35%	997,817
100,000	Merrill Lynch & Co., Inc.	04/17/2007	5.36%	99,781
900,000	American Express Credit Corporation	04/18/2007	5.33%	897,912
1,000,000	AT&T Inc.	04/19/2007	5.34%	997,526
600,000	Marshall & Ilsley Corporation	04/19/2007	5.36%	598,515
900,000	Prudential plc	04/19/2007	5.37%	897,760
675,000	John Deere Capital Corporation	04/20/2007	5.36%	673,228
1,000,000	UBS Finance (Delaware) LLC	04/20/2007	5.37%	997,380
615,000	ANZ National (International) Ltd.	04/23/2007	5.37%	613,117
285,000	ANZ National (International) Ltd.	04/23/2007	5.37%	284,127
1,100,000	Barclays U.S. Funding LLC	04/23/2007	5.34%	1,096,644
1,075,000	Prudential plc	04/23/2007	5.38%	1,071,714
150,000	Bank of America Corporation	04/24/2007	5.35%	149,520
1,000,000	JPMorgan Chase & Co.	04/24/2007	5.36%	996,798
500,000	Prudential plc	04/24/2007	5.38%	498,399
400,000	BNP Paribas Finance Inc.	04/25/2007	5.38%	398,661
435,000	ANZ National (International) Ltd.	04/26/2007	5.37%	433,484
575,000	ANZ National (International) Ltd.	04/26/2007	5.37%	572,995
1,100,000	ANZ National (International) Ltd.	04/26/2007	5.37%	1,096,157
1,000,000	AT&T Inc.	04/26/2007	5.36%	996,500
1,000,000	Nordea North America, Inc.	04/26/2007	5.34%	996,513
500,000	Nordea North America, Inc.	04/26/2007	5.34%	498,257
1,400,000	American Honda Finance Corporation	04/27/2007	5.33%	1,394,925
1,000,000	Danske Corporation	04/27/2007	5.35%	996,354
575,000	Nordea North America, Inc.	04/27/2007	5.37%	572,911
2,010,000	Credit Suisse First Boston (USA) Inc.	04/30/2007	5.37%	2,001,824
590,000	Marshall & Ilsley Corporation	05/01/2007	5.36%	587,510
275,000	UBS Finance (Delaware) LLC	05/01/2007	5.35%	273,839
785,000	American Express Credit Corporation	05/02/2007	5.36%	781,586
400,000	Bank of America Corporation	05/03/2007	5.36%	398,192
500,000	HSBC Finance Corporation	05/03/2007	5.33%	497,757
1,115,000	John Deere Capital Corporation	05/04/2007	5.35%	1,109,816
2,200,000	Bank of America Corporation	05/07/2007	5.38%	2,188,835
495,000	Barclays U.S. Funding LLC	05/08/2007	5.37%	492,409
1,300,000	Goldman Sachs Group, Inc. (The)	05/09/2007	5.34%	1,293,026
1,000,000	HSBC Finance Corporation	05/10/2007	5.35%	994,479
1,250,000	BASF A.G.	05/11/2007	5.38%	1,242,931
885,000	ABN AMRO North America Finance	05/14/2007	5.34%	879,615
370,000	Danske Corporation	05/14/2007	5.34%	367,747
985,000	HSBC Finance Corporation	05/15/2007	5.35%	978,847
1,265,000	Goldman Sachs Group, Inc. (The)	05/16/2007	5.36%	1,256,914
725,000	Prudential Financial, Inc.	05/17/2007	5.37%	720,242
700,000	Prudential Financial, Inc.	05/18/2007	5.38%	695,304
1,000,000	Prudential Financial, Inc.	05/21/2007	5.37%	992,854
825,000	Procter & Gamble International

	Funding S.C.A.		05/22/2007	5.36%	819,007
1,500,000	Barclays U.S. Funding Corp.		05/23/2007	5.36%	1,488,897
1,000,000	Citigroup Funding Inc.		05/24/2007	5.34%	992,460
765,000	General Electric Capital Corporation		05/24/2007	5.36%	759,232
525,000	General Electric Capital Corporation		05/24/2007	5.35%	521,034
705,000	Procter & Gamble International
	Funding S.C.A.		05/25/2007	5.36%	699,561
670,000	General Electric Capital Corporation		05/29/2007	5.35%	664,452
450,000	Prudential Financial, Inc.		05/29/2007	5.38%	446,259
935,000	Toyota Motor Credit Corporation		05/31/2007	5.34%	927,001
710,000	Toyota Motor Credit Corporation		06/01/2007	5.34%	703,823
375,000	BNP Paribas Finance Inc.		06/06/2007	5.37%	371,466
1,560,000	State Street Corporation		06/08/2007	5.36%	1,544,816
275,000	BNP Paribas Finance Inc.		07/06/2007	5.36%	271,226
1,340,000	BNP Paribas Finance Inc.		07/06/2007	5.36%	1,321,595
					-----------
TOTAL Commercial Paper (COST: $	69,060,664)				69,060,664
					-----------

VARIABLE RATE DEMAND NOTE --- 0.02%

12,144	American Family Financial Services		04/02/2007	5.08%
TOTAL Variable Rate Demand Note	(COST: $	12,144)			12,144
					-----------

TOTAL SECURITY HOLDINGS (100.47	%):				69,072,808
					-----------

LIABILITIES, NET OF OTHER ASSETS	( -0.47	%):			(322,388)
					-----------
TOTAL NET ASSETS:					$68,750,420
					-----------
					-----------

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of March 31, 2007, there are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc. By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer

Date: 05/29/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 05/29/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/29/2007